Consolidated balance sheet - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Assets
Cash and balances with central banks	$ 117,886	$ 105,257	$ 102,410
Cash and balances with central banks, percentage movement from prior period	12.00%	3.00%
Cash and balances with central banks, percentage movement from same period of prior year	15.00%	48.00%
Collateral paid	$ 4,093	$ 6,216	7,374
Collateral paid, percentage movement from prior period	(34.00%)
Collateral paid, percentage movement from same period of prior year	(44.00%)
Trading securities and financial assets measured at fair value through income statement (FVIS)	$ 30,474	24,332	23,738
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from prior period	25.00%
Trading securities and financial assets measured at fair value through income statement (FVIS), percentage movement from same period of prior year	28.00%
Derivative financial instruments	$ 20,346	41,283	18,269
Derivative financial instruments, percentage movement from prior period	(51.00%)
Derivative financial instruments, percentage movement from same period of prior year	11.00%
Investment securities	$ 73,552	76,465	70,442
Investment securities, percentage movement from prior period	(4.00%)
Investment securities, percentage movement from same period of prior year	4.00%
Loans	$ 749,931	739,647	719,556
Loans, percentage movement from prior period	1.00%
Loans, percentage movement from same period of prior year	4.00%
Other financial assets	$ 7,343	5,626	4,896
Other financial assets, percentage movement from prior period	31.00%
Other financial assets, percentage movement from same period of prior year	50.00%
Current tax assets	$ 25	16	214
Current tax assets, percentage movement from prior period	56.00%
Current tax assets, percentage movement from same period of prior year	(88.00%)
Investment in associates	$ 34	37	41
Investments in associates, percentage change from prior period	(8.00%)
Investments in associates, percentage change from same period of prior year	(17.00%)
Property and equipment	$ 2,415	2,429	2,614
Property and equipment, percentage movement from prior period	(1.00%)
Property and equipment, percentage movement from same period of prior year	(8.00%)
Deferred tax assets	$ 1,703	1,754	1,831
Deferred tax assets, percentage movement from prior period	(3.00%)
Deferred tax assets, percentage movement from same period of prior year	(7.00%)
Intangible assets	$ 10,724	10,327	10,064
Intangible assets, percentage movement from prior period	4.00%
Intangible assets, percentage movement from same period of prior year	7.00%
Other assets	$ 582	734	600
Other assets, percentage movement from prior period	(21.00%)
Other assets, percentage movement from same period of prior year	(3.00%)
Assets held for sale		75	2,700
Assets held for sale, percentage movement from prior period	(100.00%)
Assets held for sale, percentage movement from same period of prior year	(100.00%)
Total assets	$ 1,019,108	1,014,198	964,749
Total assets, percentage movement from same period of prior year	6.00%
Liabilities
Collateral received	$ 3,577	6,371	2,170
Collateral received, percentage movement from prior period	(44.00%)
Collateral received, percentage movement from same period of prior year	65.00%
Deposits and other borrowings	$ 676,352	659,129	645,606
Deposits and other borrowings, percentage movement from prior period	3.00%
Deposits and other borrowings, percentage movement from same period of prior year	5.00%
Other financial liabilities	$ 60,102	56,360	51,345
Other financial liabilities, percentage movement from prior period	7.00%
Other financial liabilities, percentage movement from same period of prior year	17.00%
Derivative financial instruments	$ 20,791	39,568	25,347
Derivative financial instruments, percentage movement from prior period	(47.00%)
Derivative financial instruments, percentage movement from same period of prior year	(18.00%)
Debt issues	$ 148,952	144,868	133,629
Debt issues, percentage movement from prior period	3.00%
Debt issues, percentage movement from same period of prior year	11.00%
Current tax liabilities	$ 363	219	21
Current tax liabilities, percentage movement from prior period	66.00%
Provisions	$ 2,424	2,950	3,035
Provisions, percentage movement from prior period	(18.00%)
Provisions, percentage movement from same period of prior year	(20.00%)
Deferred tax liabilities			164
Deferred tax liabilities, percentage movement from same period of prior year	(100.00%)
Other liabilities	$ 2,854	2,938	3,379
Other liabilities, percentage movement from prior period	(3.00%)
Other liabilities, percentage movement from same period of prior year	(16.00%)
Liabilities held for sale		32	684
Liabilities held for sale, percentage movement from prior period	(100.00%)
Liabilities held for sale, percentage movement from same period of prior year	(100.00%)
Total liabilities excluding loan capital	$ 915,415	912,435	865,380
Total liabilities excluding loan capital, percentage movement from same period of prior year	6.00%
Loan capital	$ 31,025	31,254	29,036
Loan capital, percentage movement from prior period	(1.00%)
Loan capital, percentage movement from same period of prior year	7.00%
Total liabilities	$ 946,440	943,689	894,416
Total liabilities, percentage movement from same period of prior year	6.00%
Net assets	$ 72,668	70,509	70,333
Net assets, percentage movement from prior period	3.00%
Net assets, percentage movement from same period of prior year	3.00%
Share capital:
Ordinary share capital	$ 39,824	39,666	39,667
Treasury shares	$ (702)	(655)	(651)
Treasury shares, percentage movement from prior period	7.00%
Treasury shares, percentage movement from same period of prior year	8.00%
Reserves	$ 2,816	2,378	2,901
Reserves, percentage movement from prior period	18.00%
Reserves, percentage movement from same period of prior year	(3.00%)
Retained profits	$ 30,686	29,063	28,362
Retained profits, percentage movement from prior period	6.00%
Retained profits, percentage movement from same period of prior year	8.00%
Total equity attributable to owners of WBC	$ 72,624	70,452	70,279
Total equity attributable to owners of WBC, percentage movement from prior period	3.00%
Total equity attributable to owners of WBC, percentage movement from same period of prior year	3.00%
NCI	$ 44	57	54
NCI, percentage movement from prior period	(23.00%)
NCI, percentage movement from same period of prior year	(19.00%)
Total shareholders' equity and NCI	$ 72,668	$ 70,509	$ 70,333
Total shareholders' equity and NCI, percentage movement from prior period	3.00%
Total shareholders' equity and NCI, percentage movement from same period of prior year	3.00%